Property, Plant And Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Detailed Information about Property Plant and Equipment

	2023 A$	2022 A$
Cost at 1 July	72,035	106,753
Additions	-	1,544
Disposals	-	(36,262)
Cost at 30 June	72,035	72,035

Accumulated depreciation at 1 July	(66,863)	(98,526)
Depreciation (Note 6)	(1,368)	(2,681)
Disposals	-	34,344
Accumulated depreciation at 30 June	(68,231)	(66,863)

Net Carrying Amounts at 30 June	3,804	5,172